Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information
Schedule of condensed balance sheets of parent company

	As of December 31,
	2023	2024
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	1,121,233	4,943,339
Time deposits and short-term investments	—	2,613,125
Amounts due from subsidiaries of the Group	54,475,676	49,408,573
Prepayments and other current assets	—	23,955
Total current assets	55,596,909	56,988,992
Non-current assets:
Investments in subsidiaries	11,452,246	20,111,191
Long-term investments	10,268	45,799
Property, plant and equipment, net	10	2
Total non-current assets	11,462,524	20,156,992
Total assets	67,059,433	77,145,984
LIABILITIES
Current liabilities:
Short-term borrowings	6,719,797	—
Amounts due to subsidiaries of the Group	3,598	3,721
Accruals and other current liabilities	193,414	12,482
Total current liabilities	6,916,809	16,203
Non-current liabilities:
Long-term borrowings	—	6,254,897
Total non-current liabilities	—	6,254,897
Total liabilities	6,916,809	6,271,100
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	1,215	1,215
Class B Ordinary Shares	235	235
Treasury shares	(90)	(74)
Additional paid-in capital	57,479,857	60,126,623
Accumulated other comprehensive loss	(224,876)	(171,748)
Retained earnings	2,886,283	10,918,633
Total shareholders’ equity	60,142,624	70,874,884
Total liabilities and shareholders’ equity	67,059,433	77,145,984

Schedule of condensed statements of comprehensive (loss)/income of parent company

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Operating expenses:
Research and development	(629)	—	(173)
Selling, general and administrative	(35,642)	(44,419)	(29,303)
Total operating expenses	(36,271)	(44,419)	(29,476)
Loss from operations	(36,271)	(44,419)	(29,476)
Other (expense)/income
Interest expense	(43,096)	(38,323)	(51,818)
Interest income and investment income, net	190,528	70,953	265,836
Share of (loss)/income from subsidiaries, and (loss)/income of VIEs	(2,300,538)	11,716,065	7,821,521
Others, net	177,165	(137)	26,287
(Loss)/Income before income tax	(2,012,212)	11,704,139	8,032,350
Income tax expense	(3)	(6)	—
Net (loss)/income	(2,012,215)	11,704,133	8,032,350
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of tax	1,327,761	(30,766)	53,128
Comprehensive (loss)/income	(684,454)	11,673,367	8,085,478

Schedule of condensed statements of cash flows of parent company

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	450,517	56,515	205,249
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by inter-company transactions	(23,397,234)	(3,589,329)	6,751,926
Placement of time deposits	—	—	(2,179,080)
Redemption of time deposits	—	2,137,626	—
Placement of short-term investments	(2,609,767)	—	(364,515)
Redemption of short-term investments	8,036,663	—	—
Purchase of property, plant and equipment and intangible assets	(25)	—	—
Net cash (used in)/provided by investing activities	(17,970,363)	(1,451,703)	4,208,331
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	669,913	699,300	—
Repayment of borrowings	(349,163)	(338,020)	(700,000)
Proceeds from exercise of share options	6,728	11,953	14,658
Proceeds from issuance of ordinary shares	2,462,300	1,174,319	—
Net cash provided by/(used in) financing activities	2,789,778	1,547,552	(685,342)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	941,417	(5,355)	93,868
Net change in cash, cash equivalents and restricted cash	(13,788,651)	147,009	3,822,106
Cash, cash equivalents and restricted cash at beginning of the year	14,762,875	974,224	1,121,233
Cash, cash equivalents and restricted cash at end of the year	974,224	1,121,233	4,943,339